LONG-TERM DEBT AND CREDIT FACILITIES - Debt repayments (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term debt
Total debt payable		$ 1,850.0
Repayment of debt		200.0	$ 80.0
2021
Long-term debt
Total debt payable		500.0
2024
Long-term debt
Total debt payable		600.0
2025+
Long-term debt
Total debt payable		750.0
Senior notes
Long-term debt
Total debt payable		1,750.0
Senior notes | 2021
Long-term debt
Total debt payable		500.0
Senior notes | 2024
Long-term debt
Total debt payable		500.0
Senior notes | 2025+
Long-term debt
Total debt payable		750.0
Revolving credit facility
Long-term debt
Total debt payable		100.0
Repayment of debt	$ 100.0
Revolving credit facility | 2024
Long-term debt
Total debt payable		$ 100.0